Investment Properties (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Investment Properties
For the year ended December 31, 2018

	Land	Buildings and Improvements	Total
	NT$	NT$	NT$

Cost

Balance at January 1, 2018	$35,965	$8,406,785	$8,442,750
Additions	-	125,853	125,853
Reclassification	-	14,891	14,891
Effects of foreign currency exchange differences	-	(137,739)	(137,739)

Balance at December 31, 2018	$35,965	$8,409,790	$8,445,755

Accumulated depreciation and impairment

Balance at January 1, 2018	$-	$323,314	$323,314
Depreciation expenses	-	392,667	392,667
Reclassification	-	265	265
Effects of foreign currency exchange differences	-	(8,870)	(8,870)

Balance at December 31, 2018	$-	$707,376	$707,376

Carrying amount at December 31, 2018	$35,965	$7,702,414	$7,738,379

For the year ended December 31, 2019

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2019	$35,965	$8,409,790	$6,891,947	$15,337,702
Additions	-	2,532	-	2,532
Disposals	-	(1,843)	-	(1,843)
Reclassification	-	(490,130)	(21,069)	(511,199)
Effects of foreign currency exchange differences	-	(209,980)	(303,086)	(513,066)

Balance at December 31, 2019	$35,965	$7,710,369	$6,567,792	$14,314,126

Accumulated depreciation and impairment

Balance at January 1, 2019	$-	$707,376	$292,722	$1,000,098
Depreciation expenses	-	377,536	216,574	594,110
Disposals	-	(1,240)	-	(1,240)
Reclassification	-	(210,455)	543	(209,912)
Effects of foreign currency exchange differences	-	99,354	(22,355)	76,999

Balance at December 31, 2019	$-	$972,571	$487,484	$1,460,055

Carrying amount at December 31, 2019	$35,965	$6,737,798	$6,080,308	$12,854,071

For the year ended December 31, 2020

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2020	$35,965	$7,710,369	$6,567,792	$14,314,126
Additions	-	6,352	-	6,352
Disposals	-	(1,902)	-	(1,902)
Reclassification	-	(3,884)	46,201	42,317
Effects of foreign currency exchange differences	-	111,870	124,920	236,790

Balance at December 31, 2020	$35,965	$7,822,805	$6,738,913	$14,597,683

	Land	Buildings and Improvements	Right-of-use Assets	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2020	$1,281	$274,586	$233,896	$509,763
Additions	-	226	-	226
Disposals	-	(68)	-	(68)
Reclassification	-	(138)	1,645	1,507
Effects of foreign currency exchange differences	-	3,984	4,449	8,433

Balance at December 31, 2020	$1,281	$278,590	$239,990	$519,861

Accumulated depreciation and impairment

Balance at January 1, 2020	$-	$34,636	$17,360	$51,996
Depreciation expenses	-	12,573	7,450	20,023
Disposals	-	(46)	-	(46)
Reclassification	-	(53)	378	325
Effects of foreign currency exchange differences	-	699	351	1,050

Balance at December 31, 2020	$-	$47,809	$25,539	$73,348

Carrying amount at December 31, 2020	$1,281	$230,781	$214,451	$446,513

Summary of Maturity analysis of Operating Lease Payments

The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Year 1	$921,649	$880,929	$31,372
Year 2	744,366	688,123	24,506
Year 3	623,326	471,966	16,808
Year 4	408,634	383,307	13,651
Year 5	320,611	335,706	11,955
Year 6 onwards	830,091	664,259	23,656

	$3,848,677	$3,424,290	$121,948

Summary of Investment Properties, Useful Lives	The investment properties were depreciated on a straight-line basis over the following useful lives:
Main buildings	10-40 years
Right-of-use assets	15-50 years

Summary of Investment Properties, Fair Value	The fair value of the investment properties was as follows:

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Fair value	$19,586,287	$19,799,714	$705,118